Segment Reporting Segment Reporting - Narrative (Detail) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2018 USD ($) subsidiary segment	Sep. 30, 2017 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | segment			3
Number of lines of businesses, more than | segment			1
Equity income (loss) | $	$ 13,744	$ 1,264	$ 41,698	$ (36,373)
Teekay Offshore
Segment Reporting Information [Line Items]
Equity income (loss) | $	$ (2,700)	$ (3,100)	$ (11,400)	$ (3,100)
Subsidiaries
Segment Reporting Information [Line Items]
Number of subsidiaries | subsidiary			2